Supplementary Financial Information (Trade Accounts Receivable and Allowance for Doubtful Accounts) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Oct. 03, 2016
Wholesale and retail trade accounts receivable					$ 596	$ 622
Allowance for uncollectible accounts	$ (10)		$ (10)		(14)	(10)
Trade accounts receivable — net					582	612
Unbilled Receivables, Current					251	225
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for uncollectible accounts receivable at beginning of period			10
Allowance for uncollectible accounts receivable at end of period	10		14
Successor
Allowance for uncollectible accounts	(10)		(10)		$ (14)	$ (10)	$ 0
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for uncollectible accounts receivable at beginning of period			10
Increase for bad debt expense	10		43
Decrease for account write-offs	0		(39)
Allowance for uncollectible accounts receivable at end of period	10		$ 14
Predecessor
Allowance for uncollectible accounts	(13)	$ (9)		$ (15)
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for uncollectible accounts receivable at beginning of period	$ 13	9		15
Increase for bad debt expense		20		34
Decrease for account write-offs		(16)		(40)
Allowance for uncollectible accounts receivable at end of period		$ 13		$ 9